Net Loss Per Share - Antidilutive shares (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	55,700,895	44,941,675	84,391,917	40,841,379	46,097,615
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)			0	0	12,099,120
Common and preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)			22,314,778	3,635,180	3,087,307
Warrants to purchase one share of Class A common stock, each at an exercise price of $11.50 per share
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	7,623,436	4,865,722
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	44,929,906	40,075,953	51,735,883	37,206,199	30,911,188
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	3,147,553	0	341,256	0	0
Earnout shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)			10,000,000	0	0